Operating Segments Information - Geographic Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current Assets	$ 3,383,106.4	$ 3,137,675.8
Taiwan [member]
Disclosure of geographical areas [line items]
Non-current Assets	2,613,112.2	2,525,608.4
United States [member]
Disclosure of geographical areas [line items]
Non-current Assets	541,836.3	420,093.1
Japan [member]
Disclosure of geographical areas [line items]
Non-current Assets	126,600.6	94,558.9
China [member]
Disclosure of geographical areas [line items]
Non-current Assets	82,405.8	97,268.8
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Non-current Assets	19,150.1	146.2
Others [member]
Disclosure of geographical areas [line items]
Non-current Assets	$ 1.4	$ 0.4